LINES OF CREDIT (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ending balance	$ 7,305,376	$ 6,985,052	$ 6,630,273
EFG [Member]
Ending balance	431,840	428,252
Attica Bank [Member]
Ending balance	849,483	0
National [Member]
Ending balance	3,816,515	4,012,642	3,918,523
Alpha [Member]
Ending balance	769,867	960,867	1,130,140
Pancreta [Member]
Ending balance	$ 1,437,670	1,583,291	1,122,210
EGF [Member]
Ending balance		$ 428,252	$ 459,400